Information on staff and remuneration - Remuneration to the Executive Management (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties
Base salary	kr 15,454	kr 13,499	kr 10,827
Short term Bonus	13,885	6,197	5,268
Pension contribution	1,755	1,285	1,084
Other short term benefits	1,296	1,628	890
Warrant compensation expenses	6,867	6,359	9,426
Total	39,257	28,968	27,495
Executive Management
Disclosure of transactions between related parties
Base salary	8,895	6,810	6,411
Short term Bonus	11,305	3,544	3,481
Pension contribution	1,366	681	642
Other short term benefits	1,250	593	502
Warrant compensation expenses	4,895	1,888	6,301
Total	27,711	13,516	17,337
EVP, R&D and CMO
Disclosure of transactions between related parties
Base salary	2,807
Short term Bonus	1,032
Pension contribution	505
Other short term benefits	269
Warrant compensation expenses	2,304
Total	6,917
Former CFO (resigned 2/28/2019)
Disclosure of transactions between related parties
Base salary	1,745	4,189	3,915
Short term Bonus	419	2,513	2,482
Pension contribution	175	419	392
Other short term benefits	60	320	231
Warrant compensation expenses	0	0	4,554
Total	2,399	7,441	11,574
Former CFO (resigned 3/28/2019)
Disclosure of transactions between related parties
Base salary	655	2,621	2,496
Short term Bonus	248	1,031	999
Pension contribution	66	262	250
Other short term benefits	61	273	271
Warrant compensation expenses	1,677	1,888	1,747
Total	2,707	6,075	5,763
Chief Executive Officer
Disclosure of transactions between related parties
Base salary	3,100
Short term Bonus	9,072
Pension contribution	620
Other short term benefits	855
Warrant compensation expenses	832
Total	14,479
Chief Financial Officer
Disclosure of transactions between related parties
Base salary	588
Short term Bonus	534
Pension contribution	0
Other short term benefits	5
Warrant compensation expenses	82
Total	1,209
Other Corporate Management
Disclosure of transactions between related parties
Base salary	6,559	6,689	4,416
Short term Bonus	2,580	2,653	1,787
Pension contribution	389	604	442
Other short term benefits	46	1,035	388
Warrant compensation expenses	1,972	4,471	3,125
Total	kr 11,546	kr 15,452	kr 10,158